Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 15,774,741	$ 11,517,075	$ 8,028,976
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	12,083,766	9,051,257	6,160,014
Non current assets	1,060,834	725,097
Country Of Brazil [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	11,038,313	8,409,961	5,728,748
Non current assets	852,770	583,713
Country Of Mexico [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	808,113	523,112	354,884
Non current assets	60,303	42,915
Other Countries [Member] | Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue	237,340	118,184	$ 76,382
Non current assets	$ 147,761	$ 98,469